NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($)		3 Months Ended						9 Months Ended		12 Months Ended
	Aug. 26, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022	Mar. 14, 2024	Apr. 30, 2023
Property, Plant and Equipment [Line Items]
Common stock par value		$ 0.0001						$ 0.0001		$ 0.0001		$ 0.0001
Recapitalization exchange ratio													27.01%
Warrants assumed										202,575		94,535
Accumulated deficit		$ 29,058,916						$ 29,058,916		$ 13,301,720	[1]	$ 1,570,454
Net income (loss)		$ 5,823,083	$ 3,049,704	$ 6,884,409	$ 2,582,331	$ 3,108,552	$ 2,637,956	15,757,196	$ 8,328,839	11,731,266		676,038
Net cash provided by (used in) operating activities								$ 11,666,133	$ 2,752,377	$ 5,054,749		$ 85,413
Entity Incorporation, Date of Incorporation										Apr. 17, 2018
Debt Instrument, Convertible, Conversion Price														$ 3.70
Maximum [Member] | Standby Equity Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Common stock	$ 50,000,000
Public Warrant [Member]
Property, Plant and Equipment [Line Items]
Warrant exercise price		$ 11.50						$ 11.50					$ 11.50
Warrants assumed		10,314,952						10,314,952					10,314,952
Private Placement Warrant [Member]
Property, Plant and Equipment [Line Items]
Warrant exercise price		$ 11.50						$ 11.50					$ 11.50
Warrants assumed		6,126,010						6,126,010					6,126,010
Common Class A [Member] | DHC [Member]
Property, Plant and Equipment [Line Items]
Common stock par value													$ 0.0001
Common Stock [Member] | BEN [Member]
Property, Plant and Equipment [Line Items]
Common stock par value													0.0001
Common Class B [Member] | DHC [Member]
Property, Plant and Equipment [Line Items]
Common stock par value													$ 0.0001

[1]	Derived from audited information